UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund
(formerly Fidelity Dynamic Strategies Fund)

August 31, 2011

1.852679.103

DYS-QTLY-1011

Consolidated Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as definded by Morningstar as of the reporting date indicated above.

Equity Funds - 45.8%
	Shares	Value
Diversified Emerging Markets Funds - 6.0%
Claymore/BNY Mellon Frontier Markets ETF	233,700	$ 5,047,920
iShares MSCI Emerging Markets Index ETF (d)	217,000	9,270,240
iShares MSCI Thailand Investable Market Index ETF	31,700	2,102,344
Market Vectors Indonesia Index ETF	276,700	8,868,235
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		25,288,739
Foreign Large Blend Funds - 9.5%
Fidelity Total International Equity Fund (e)	5,747,949	40,005,728
Foreign Large Value Funds - 0.4%
iShares MSCI Canada Index ETF (d)	57,500	1,718,100
Japan Stock Funds - 3.0%
iShares MSCI Japan Index ETF (d)	320,000	3,158,400
WisdomTree Japan Hedged Equity ETF	281,100	9,298,788
TOTAL JAPAN STOCK FUNDS		12,457,188
Large Blend Funds - 2.0%
Fidelity Mega Cap Stock Fund (e)	430,419	4,179,372
iShares S&P 100 Index ETF (d)	78,800	4,337,940
TOTAL LARGE BLEND FUNDS		8,517,312
Large Growth Funds - 9.5%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,158,208	39,840,514
Large Value Funds - 2.1%
iShares Dow Jones Select Dividend Index ETF	173,700	8,851,752
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,933,360
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (e)	142,472	3,661,527
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Malaysia Index ETF (d)	294,100	4,182,102
iShares MSCI Singapore Index ETF (d)	316,300	4,118,226
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		8,300,328
Equity Funds - continued
	Shares	Value
Sector Funds - Consumer Staples - 2.1%
Consumer Staples Select Sector SPDR ETF (d)	282,200	$ 8,717,158
Sector Funds - Energy - 1.8%
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	3,927,748
iShares S&P Global Energy Sector Index ETF (d)	102,800	3,873,504
TOTAL SECTOR FUNDS - ENERGY		7,801,252
Sector Funds - Natural Resources - 2.1%
Market Vectors Agribusiness ETF (d)	166,200	8,677,302
Sector Funds - Real Estate - 2.9%
DJ Wilshire REIT ETF	98,100	6,286,248
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	6,143,840
TOTAL SECTOR FUNDS - REAL ESTATE		12,430,088
Sector Funds - Utilities - 1.0%
Utilities Select Sector SPDR ETF	129,500	4,392,640
TOTAL EQUITY FUNDS (Cost $195,156,321)		192,592,988
Fixed-Income Funds - 21.8%

Bank Loan Funds - 0.0%
Fidelity Floating Rate High Income Fund (e)	1,182	11,167
Emerging Markets Bond Funds - 6.2%
Fidelity New Markets Income Fund (e)	287,981	4,639,370
WisdomTree Emerging Markets Local Debt ETF	201,100	10,835,268
WisdomTree Asia Local Debt ETF	198,900	10,578,540
TOTAL EMERGING MARKETS BOND FUNDS		26,053,178
High Yield Bond Funds - 0.0%
Fidelity High Income Fund (e)	2,113	18,231
Inflation-Protected Bond Funds - 2.0%
iShares Barclays TIPS Bond ETF	36,000	4,115,520
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	81,600	4,361,520
TOTAL INFLATION-PROTECTED BOND FUNDS		8,477,040
Intermediate-Term Bond Funds - 10.9%
Fidelity Investment Grade Bond Fund (e)	5,968,864	45,781,191
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 1.5%
iShares Barclays 20+ Year Treasury Bond ETF	59,100	$ 6,325,473
Sector Funds - Real Estate - 1.0%
Fidelity Real Estate Income Fund (e)	409,994	4,259,834
World Bond Funds - 0.2%
SPDR DB International Government Inflation-Protected Bond ETF	17,600	1,093,136
TOTAL FIXED-INCOME FUNDS (Cost $87,257,802)		92,019,250
Other - 26.0%

Commodity Funds - Agriculture - 2.5%
PowerShares DB Agriculture ETF (a)(d)	180,300	6,150,033
Teucrium Corn ETF (a)(d)	86,300	4,332,260
TOTAL COMMODITY FUNDS - AGRICULTURE		10,482,293
Commodity Funds - Broad Basket - 1.1%
Fidelity Commodity Strategy Fund (a)(e)	372,209	4,455,341
Commodity Funds - Energy - 0.9%
PowerShares DB Oil ETF (a)(d)	137,700	3,614,625
Commodity Funds - Precious Metals - 14.8%
iShares COMEX Gold Trust ETF (a)	2,426,700	43,243,794
iShares Silver Trust ETF (a)	483,500	19,552,740
TOTAL COMMODITY FUNDS - PRECIOUS METALS		62,796,534
Currency Funds - 1.0%
PowerShares DB G10 Currency Harvest ETF (a)(d)	179,400	4,354,038
Exchange - Traded Notes - Energy - 2.0%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,585,031
Specialty Precious Metals Funds - 3.7%
Market Vectors Gold Miners ETF	249,824	15,691,445
TOTAL OTHER (Cost $92,313,718)		109,979,307
Short-Term Funds - 9.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,464	$ 47,464
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,815,450	37,815,450
TOTAL SHORT-TERM FUNDS (Cost $37,862,914)		37,862,914
Cash Equivalents - 5.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $21,748,000)	$ 21,748,030	21,748,000
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $434,338,755)		454,202,459
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(32,967,438)
NET ASSETS - 100%		$ 421,235,021
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,748,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 2,891,294
Commerz Markets LLC	903,529
Credit Suisse Securities (USA) LLC	5,421,178
HSBC Securities (USA), Inc.	4,517,647
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,710,588
Mizuho Securities USA, Inc.	4,065,883
Societe Generale	1,237,881
$ 21,748,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 238,068
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,132,313	1,917,987	-	39,840,514
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	-	-	-	4,455,341
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 77,957	$ -	$ 76,827	$ -	$ -
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	31,610	4,263,950	31,422	11,167
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	62,955	4,211,323	62,580	18,231
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	20	-	20	47,464
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	2,515,455	1,917,994	383,191	45,781,191
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	-	-	-	3,661,527
Fidelity Mega Cap Stock Fund	4,558,084	23,111	-	23,111	4,179,372
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	61,638	-	61,639	4,639,370
Fidelity Real Estate Income Fund	8,904,700	107,051	4,228,655	107,051	4,259,834
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,132,313	1,126,703	-	40,005,728
Total	$ 170,811,937	$ 7,066,466	$ 18,658,977	$ 669,014	$ 146,899,739
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategy Cayman Ltd.	$ 51,651,167	$ 24,603,165	$ 19,100,000	$ -	$ 63,372,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $433,447,592. Net unrealized appreciation aggregated $21,330,892, of which $33,084,039 related to appreciated investment securities and $11,753,147 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2011, the Fund held $63,372,549 in the Subsidiary, representing 15.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity ® Advisor
Global Strategies Fund
(formerly Fidelity Advisor
Dynamic Strategies Fund)
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.852739.103

ADYS-QTLY-1011

Consolidated Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as definded by Morningstar as of the reporting date indicated above.

Equity Funds - 45.8%
	Shares	Value
Diversified Emerging Markets Funds - 6.0%
Claymore/BNY Mellon Frontier Markets ETF	233,700	$ 5,047,920
iShares MSCI Emerging Markets Index ETF (d)	217,000	9,270,240
iShares MSCI Thailand Investable Market Index ETF	31,700	2,102,344
Market Vectors Indonesia Index ETF	276,700	8,868,235
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		25,288,739
Foreign Large Blend Funds - 9.5%
Fidelity Total International Equity Fund (e)	5,747,949	40,005,728
Foreign Large Value Funds - 0.4%
iShares MSCI Canada Index ETF (d)	57,500	1,718,100
Japan Stock Funds - 3.0%
iShares MSCI Japan Index ETF (d)	320,000	3,158,400
WisdomTree Japan Hedged Equity ETF	281,100	9,298,788
TOTAL JAPAN STOCK FUNDS		12,457,188
Large Blend Funds - 2.0%
Fidelity Mega Cap Stock Fund (e)	430,419	4,179,372
iShares S&P 100 Index ETF (d)	78,800	4,337,940
TOTAL LARGE BLEND FUNDS		8,517,312
Large Growth Funds - 9.5%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,158,208	39,840,514
Large Value Funds - 2.1%
iShares Dow Jones Select Dividend Index ETF	173,700	8,851,752
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,933,360
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (e)	142,472	3,661,527
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Malaysia Index ETF (d)	294,100	4,182,102
iShares MSCI Singapore Index ETF (d)	316,300	4,118,226
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		8,300,328
Equity Funds - continued
	Shares	Value
Sector Funds - Consumer Staples - 2.1%
Consumer Staples Select Sector SPDR ETF (d)	282,200	$ 8,717,158
Sector Funds - Energy - 1.8%
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	3,927,748
iShares S&P Global Energy Sector Index ETF (d)	102,800	3,873,504
TOTAL SECTOR FUNDS - ENERGY		7,801,252
Sector Funds - Natural Resources - 2.1%
Market Vectors Agribusiness ETF (d)	166,200	8,677,302
Sector Funds - Real Estate - 2.9%
DJ Wilshire REIT ETF	98,100	6,286,248
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	6,143,840
TOTAL SECTOR FUNDS - REAL ESTATE		12,430,088
Sector Funds - Utilities - 1.0%
Utilities Select Sector SPDR ETF	129,500	4,392,640
TOTAL EQUITY FUNDS (Cost $195,156,321)		192,592,988
Fixed-Income Funds - 21.8%

Bank Loan Funds - 0.0%
Fidelity Floating Rate High Income Fund (e)	1,182	11,167
Emerging Markets Bond Funds - 6.2%
Fidelity New Markets Income Fund (e)	287,981	4,639,370
WisdomTree Emerging Markets Local Debt ETF	201,100	10,835,268
WisdomTree Asia Local Debt ETF	198,900	10,578,540
TOTAL EMERGING MARKETS BOND FUNDS		26,053,178
High Yield Bond Funds - 0.0%
Fidelity High Income Fund (e)	2,113	18,231
Inflation-Protected Bond Funds - 2.0%
iShares Barclays TIPS Bond ETF	36,000	4,115,520
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	81,600	4,361,520
TOTAL INFLATION-PROTECTED BOND FUNDS		8,477,040
Intermediate-Term Bond Funds - 10.9%
Fidelity Investment Grade Bond Fund (e)	5,968,864	45,781,191
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 1.5%
iShares Barclays 20+ Year Treasury Bond ETF	59,100	$ 6,325,473
Sector Funds - Real Estate - 1.0%
Fidelity Real Estate Income Fund (e)	409,994	4,259,834
World Bond Funds - 0.2%
SPDR DB International Government Inflation-Protected Bond ETF	17,600	1,093,136
TOTAL FIXED-INCOME FUNDS (Cost $87,257,802)		92,019,250
Other - 26.0%

Commodity Funds - Agriculture - 2.5%
PowerShares DB Agriculture ETF (a)(d)	180,300	6,150,033
Teucrium Corn ETF (a)(d)	86,300	4,332,260
TOTAL COMMODITY FUNDS - AGRICULTURE		10,482,293
Commodity Funds - Broad Basket - 1.1%
Fidelity Commodity Strategy Fund (a)(e)	372,209	4,455,341
Commodity Funds - Energy - 0.9%
PowerShares DB Oil ETF (a)(d)	137,700	3,614,625
Commodity Funds - Precious Metals - 14.8%
iShares COMEX Gold Trust ETF (a)	2,426,700	43,243,794
iShares Silver Trust ETF (a)	483,500	19,552,740
TOTAL COMMODITY FUNDS - PRECIOUS METALS		62,796,534
Currency Funds - 1.0%
PowerShares DB G10 Currency Harvest ETF (a)(d)	179,400	4,354,038
Exchange - Traded Notes - Energy - 2.0%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,585,031
Specialty Precious Metals Funds - 3.7%
Market Vectors Gold Miners ETF	249,824	15,691,445
TOTAL OTHER (Cost $92,313,718)		109,979,307
Short-Term Funds - 9.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,464	$ 47,464
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,815,450	37,815,450
TOTAL SHORT-TERM FUNDS (Cost $37,862,914)		37,862,914
Cash Equivalents - 5.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $21,748,000)	$ 21,748,030	21,748,000
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $434,338,755)		454,202,459
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(32,967,438)
NET ASSETS - 100%		$ 421,235,021
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,748,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 2,891,294
Commerz Markets LLC	903,529
Credit Suisse Securities (USA) LLC	5,421,178
HSBC Securities (USA), Inc.	4,517,647
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,710,588
Mizuho Securities USA, Inc.	4,065,883
Societe Generale	1,237,881
$ 21,748,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 238,068
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,132,313	1,917,987	-	39,840,514
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	-	-	-	4,455,341
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 77,957	$ -	$ 76,827	$ -	$ -
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	31,610	4,263,950	31,422	11,167
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	62,955	4,211,323	62,580	18,231
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	20	-	20	47,464
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	2,515,455	1,917,994	383,191	45,781,191
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	-	-	-	3,661,527
Fidelity Mega Cap Stock Fund	4,558,084	23,111	-	23,111	4,179,372
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	61,638	-	61,639	4,639,370
Fidelity Real Estate Income Fund	8,904,700	107,051	4,228,655	107,051	4,259,834
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,132,313	1,126,703	-	40,005,728
Total	$ 170,811,937	$ 7,066,466	$ 18,658,977	$ 669,014	$ 146,899,739
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategy Cayman Ltd.	$ 51,651,167	$ 24,603,165	$ 19,100,000	$ -	$ 63,372,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $433,447,592. Net unrealized appreciation aggregated $21,330,892, of which $33,084,039 related to appreciated investment securities and $11,753,147 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2011, the Fund held $63,372,549 in the Subsidiary, representing 15.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011